First Trust Nasdaq Cybersecurity ETF Investment Strategy - First Trust Nasdaq Cybersecurity ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned by Nasdaq, Inc. (the “Index Provider”). The Index Provider and the Consumer Technology Association (“CTA”) have jointly developed the eligibility and selection criteria and rules for the Index. The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to maintain Index integrity. According to the Index Provider, the Index is designed to track the performance of companies engaged in the cybersecurity segment of the technology and industrial sectors. The Index includes companies primarily involved in the building, implementation and management of security protocols to provide protection of the integrity of data and network operations, applied to private and public networks, computers and mobile devices. The companies are selected based on classification by CTA. To be included in the Index, a security must be issued by a "cybersecurity" company (as determined by CTA), meet the size, float, security type and liquidity requirements of the Index and be listed on an Index-eligible exchange. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, the Index employs a modified free float market capitalization weighting methodology, meaning that security weights are based on the free float market capitalization of the securities comprising the Index. The term “free float” is used to describe the portion of an issuer’s outstanding securities that can be publicly traded, and therefore excludes locked-in securities held by an issuer’s affiliates, officers or promoters and securities subject to some other restrictive arrangement that prevents them from being freely traded. The Index caps the weighting of the securities of the five largest free float market capitalizations at 8% each, and collectively 40%, of the Index. The excess weight of any capped security is distributed proportionally across the securities of the remaining constituent companies. The securities of the remaining companies are capped at a 4% weight as well. Any security of those remaining constituent companies with a weight in excess of 4% will have that excess weight redistributed proportionally across the securities of any remaining companies. No security may be weighted less than 0.10%. The Fund may also invest in companies with various market capitalizations, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is reconstituted semi-annually and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 32 securities from companies located in Canada, France, India, Israel, Japan, the United Kingdom and the United States. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 32 securities from companies located in Canada, France, India, Israel, Japan, the United Kingdom and the United States. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.